Income Taxes - Carried forward tax credits (Details) - Net operating losses and tax carry forwards - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Deferred tax assets	$ 3,014	$ 3,267	$ 3,100
Canada
Deferred tax assets and liabilities
Deferred tax assets	798
Australia
Deferred tax assets and liabilities
Deferred tax assets	515
France
Deferred tax assets and liabilities
Deferred tax assets	498
United States
Deferred tax assets and liabilities
Deferred tax assets	340
Netherlands
Deferred tax assets and liabilities
Deferred tax assets	219
Not later than one year
Deferred tax assets and liabilities
Deferred tax assets	75	130	175
Year 2
Deferred tax assets and liabilities
Deferred tax assets	64	109	114
Year 3
Deferred tax assets and liabilities
Deferred tax assets	60	60	56
Year 4
Deferred tax assets and liabilities
Deferred tax assets	24
Year 5 and after
Deferred tax assets and liabilities
Deferred tax assets	1,330	1,154	850
Year 5 and after | Canada
Deferred tax assets and liabilities
Deferred tax assets	708
Year 5 and after | United States
Deferred tax assets and liabilities
Deferred tax assets	340
Year 5 and after | Netherlands
Deferred tax assets and liabilities
Deferred tax assets	219
Unlimited
Deferred tax assets and liabilities
Deferred tax assets	1,461	$ 1,814	$ 1,905
Unlimited | Canada
Deferred tax assets and liabilities
Deferred tax assets	90
Unlimited | Australia
Deferred tax assets and liabilities
Deferred tax assets	515
Unlimited | France
Deferred tax assets and liabilities
Deferred tax assets	$ 498